SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
SEGMENT REPORTING

20. SEGMENT REPORTING

The Company operates in two principal reportable business segments, Wafer and Cell and module. The Wafer segment involves the manufacture and sales of monocrystalline and multicrystalline solar wafers and processing services. The Cell and module segment involves manufacture and sale of PV cells and modules. Miscellaneous revenues and expenses and other unallocated costs and expenses are recorded in Other. The transactions between reportable segments relate to supplier contracts for the sales of wafers.  These transactions are executed based on the stated contract prices, with similar terms and conditions as sales to third parties.

The chief operating decision maker is the chief executive officer of the Company.

The Company now only reports the segment information of net sales and gross profit, to conform to information the chief operating decision maker’s receives, and better assess the financial performance and allocate resources. There are no differences between the measurements of the Company’s reportable segment’s gross profit and the Company’s consolidated gross profit, as the Company uses the same profit measurement for both the reportable segments and the consolidated entity. The Company formerly reported the segment information of net sales, gross profit, selling and marketing expenses, general and administrative expenses, research and development expenses, interest expense and income before income tax, noncontrolling interest and equity in earnings. Furthermore, the Company’s chief operating decision maker is not provided with asset information by segment.  As such, no asset information by segment is presented.

The following table summarizes the Company’s revenues generated from each segment:

	Year Ended December 31, 2009
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$470,344,344	$57,483,346	$660,000	$(18,082,911)	$510,404,779
Gross (loss) profit	$(55,428,975)	$11,260,095	$673,655	$293,415	$(43,201,810)

	Year Ended December 31, 2010
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$911,913,455	$540,469,534	$—	$(246,804,128)	$1,205,578,861
Gross (loss) profit	$269,996,288	$80,537,398	$—	$(2,569,958)	$347,963,728

	Year Ended December 31, 2011
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$819,405,032	$395,171,888	$—	$(229,297,553)	$985,279,367
Gross profit	$53,857,042	$37,759,156	$—	$4,436,946	$96,053,144

The following table summarizes the Company’s revenues generated from each product:

	Years ended December 31,
	2009	2010	2011
Solar wafers	$426,087,954	$640,127,122	$471,661,221
Service revenue from tolling arrangement	21,897,067	78,040,989	72,470,242
Solar modules	56,343,280	475,459,658	381, 024,666
Ingots	45,046	—	—
Solar cells	4,285,842	3,959,149	557,198
Other materials	1,745,590	7,991,943	59,566,240
Total	$510,404,779	$1,205,578,861	$985,279,367

The following table summarizes the Company’s revenues generated by geographic location of customers:

	Years ended December 31,
	2009	2010	2011
Mainland China	$283,299,979	$432,244,661	$384,612,702
Singapore	62,473	37,231,290	2,303,270
Taiwan	66,961,187	105,628,418	115,391,115
Hong Kong	32,857,847	30,537,477	1,054,364
Korea	1,411,828	67,258,950	89,186,998
India	9,064,798	13,178,876	4,309,772
Australia	10,694,962	959,487	3,264,955
Other Asia Pacific countries	24,392	2,215,499	227,106
Asia Pacific Total	$404,377,466	$689,254,658	$600,350,284
Germany	49,253,177	180,913,486	110,503,738
Italy	7,744,370	70,270,371	61,615,219
Spain	6,165,295	66,833,525	38,586,654
Belgium	19,954,494	8,391,253	31,231,396
France	5,599,868	19,558,271	37,126,579
America	8,763,799	60,415,307	64,693,678
Czech Republic	—	79,095,388	6,563,582
Others	8,546,310	30,846,602	34,608,237
Total	$510,404,779	$1,205,578,861	$985,279,367

Substantially all of the Company’s long-lived assets are located in Mainland China.

Major customers

Details of the customers accounting for 10% or more of total net revenues were as follows:

	Years ended December 31,
	2009	2010	2011
Customer A	$72,031,665	$152,467,373	*

*: Less than 10%.